Deferred tax - Recognized deferred tax assets and liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Deferred Tax
Deferred tax asset		₨ 92,016	₨ 120,473
OCI gratuity		1,815	2,696
Total deferred tax asset	$ 1,245	93,831	123,169
Total deferred tax liability	$ (499)	(37,645)	(42,503)
Net deferred tax asset		56,186	80,666
Property, plant and equipment and intangible assets
Deferred Tax
Deferred tax asset		12,673	22,136
Total deferred tax liability		(37,645)	(42,503)
Trade and other receivables
Deferred Tax
Deferred tax asset		54,379	55,649
Net deferred tax asset		54,379	55,649
Rent equalisation reserve
Deferred Tax
Deferred tax asset			680
Net deferred tax asset			680
Employee benefits
Deferred Tax
Deferred tax asset		9,394	16,260
Net deferred tax asset		9,394	8,651
Minimum alternate tax recoverable
Deferred Tax
Deferred tax asset			1,754
Net deferred tax asset			1,754
Unutilise tax loss carry forwards
Deferred Tax
Deferred tax asset			16,645
Net deferred tax asset			16,645
Provision for expenses
Deferred Tax
Deferred tax asset		15,570	7,349
Net deferred tax asset		₨ 15,571	₨ 14,958